Schedule of detailed information about fair value assumptions of convertible debentures (Details)	9 Months Ended		12 Months Ended
	May 31, 2022 $ / shares	May 31, 2022 $ / shares $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares $ / shares	May 31, 2022 $ / shares	Aug. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 0.93	$ 1.18	$ 6.66	$ 8.42
2019 Series [Member]
IfrsStatementLineItems [Line Items]
Share price		$ 1.18		$ 8.42
Conversion price					$ 7.50	$ 7.50
Warrant exercise price					$ 7.50	$ 7.50
Interest rate	0.06	0.06	0.06	0.06	0.06	0.06
Expected volatility	0.9500	0.9500	0.9000	0.9000
Exchange rate	0.7875%	0.7875%	0.7947%	0.7947%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
2019 Series [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Terms, in years	1 month 6 days	1 month 6 days	10 months 6 days	10 months 6 days
Risk-free interest rate	1.05%	1.05%	0.25%	0.25%
2019 Series [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Terms, in years	2 months 8 days	2 months 8 days	11 months 8 days	11 months 8 days
Risk-free interest rate	1.29%	1.29%	0.26%	0.26%
2020 Series [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.93		$ 6.66
Conversion price	8.90	$ 8.90	8.90	$ 8.90
Warrant exercise price
Terms, in years	5 months 19 days	5 months 19 days	1 year 3 months 3 days	1 year 3 months 3 days
Interest rate	0.10	0.10	0.10	0.10	0.10	0.10
Expected volatility	0.9500	0.9500	0.9000	0.9000
Risk-free interest rate	1.58%	1.58%	0.10%	0.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
EB CD [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.93		$ 6.66
Conversion price	10.25	$ 10.25	10.25	$ 10.25
Warrant exercise price	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Terms, in years	1 year 8 months 26 days	1 year 8 months 26 days	1 year 3 months 3 days	1 year 3 months 3 days
Interest rate	0.10	0.10	0.10	0.10	0.10	0.10
Expected volatility	0.9000	0.9000	0.9000	0.9000
Risk-free interest rate	2.40%	2.40%	0.30%	0.30%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%